FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other Income and Expenses [Abstract]
Interest income and bank fees, net	$ 2,127	$ 719
Foreign currency translation adjustments	10	2,126
Financial income, net	$ 2,137	$ 2,845